Consolidated Statements of Cash Flow - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Loss from continuing operations	$ (50,353,000)	$ (17,306,000)	$ (45,819,000)
(Loss)/profit from discontinued operations	621,000	1,648,000	(881,000)
Income tax	1,965,000	(719,000)	1,771,000
Finance expense	6,857,000	7,029,000	6,002,000
Interest expense on lease liabilities	112,000	4,000	13,000
Dividend accrued	61,000.000
Finance income	(456,000)	(3,568,000)	(1,396,000)
Depreciation of right of use asset	48,000	48,000	474,000
Depreciation of property, plant and equipment	601,000	109,000	275,000
Amortization of intangible assets	279,000	360,000	823,000
Gain on disposal of property, plant and equipment			471,000
Other gains/(losses)	(1,272,000)	(16,000)	(89,000)
Fair-value losses on derivatives, warrants and other investments	14,753,000
Impairment of assets and receivables	616,000	1,606,000	29,844,000
Share-based payments	13,099,000	4,047,000	750,000
Decrease/(increase) in trade and other receivables	7,017,000	(529,000)	1,340,000
(Increase)/decrease in inventory	113,000	495,000	(188,000)
Increase in digital assets		(5,000)
Increase/(decrease) in lease liabilities - net	612,000	385,000	(4,588,000)
Increase/(decrease) in trade and other payables	470,000	(1,506,000)	12,239,000
Increase/(decrease) in provisions	1,267,000	204,000	452,000
Net cash from/(used in) operating activities	(3,590,000)	(7,714,000)	1,493,000
Cash flows from investing activities
Proceeds on sale of property, plant and equipment			22,000
Purchase of property, plant and equipment	(526,000)	(128,000)	(609,000)
Investment in capital projects	(289,000)	(1,141,000)	(3,979,000)
Purchase of other investments	(10,368,000)
Acquisitions - consideration	(20,939,000)
Acquisitions - cash acquired	50,000
Net cash used in investing activities	(32,072,000)	(1,269,000)	(4,566,000)
Cash flows from financing activities
Lease repayments	(38,000)	(43,000)	(201,000)
Proceeds from investor	25,500,000		1,000,000
Capital raise proceeds	13,007,000	8,878,000	2,524,000
Equity instruments and capital raise costs
Debtor finance borrowings/(repayments)			(1,262,000)
Loans from related parties	(979,000)	(92,000)	781,000
Repayment of loans from related parties			(370,000)
Bank loan borrowings			(7,000)
Chattel mortgage borrowings			(62,000)
Transfer from/(to) restricted cash	130,000	101,000	316,000
Net cash from financing activities	37,620,000	8,844,000	2,719,000
Net (decrease)/increase in cash and cash equivalents	1,958,000	(139,000)	(354,000)
Cash and cash equivalents at the beginning of the year	60,000	199,000	553,000
Effect of exchange rate movements on cash held
Cash and cash equivalents at the end of the year	$ 2,018,000	$ 60,000	$ 199,000